CONFIDENTIAL TREATMENT REQUESTED

13FCONP 2/25/11

NON-PUBLIC

RECEIVED
MAY 15 2008
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

If amended report check here: [ ]

This Amendment (check only one): [ ] is a restatement
[ ] adds new holding entries

CONFIDENTIAL TREATMENT DENIED

Skystone Advisors LLC
Name of Institutional Investment Manager

Two International Place, 18th Floor		Boston	MA	02110
Business Address	(Street)	(City)	(State)	(Zip)

13F File Number: 028-12366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Kerry Nelson	Managing Member	(617) 603-2081
(Name)	(Title)	(Phone)

Signature, Place and Date of Signing:

Kerry Nelson
Boston, MA
5/12/2008

Report Type:

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

11000745

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	4,931 (x$1000)

List of Other Included Managers:

No.	Form 13F File Number	Name
1	028-12374	Kerry Nelson

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
INFORMATION TABLE

Skystone Advisors LLC

FORM 13F INFORMATION TABLE
Report for the Calendar Year or Quarter Ended: March 31, 2008

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
			VALUE	SHARES/	SH/	PUT/	INVESTMENT	OTHER	VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
LIFE SCIENCES RESH INC	COM	532169109	4,931	176,102	SH		DEFINED	1	176,102		